Fair Value Measurements - Notional and Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative Asset	$ 3,717	$ 3,717	$ 3,048		$ 9,296
Derivative Liability	$ 1,678	1,678	1,828		2,382
IRLs
Derivative [Line Items]
Notional amounts		211,897	225,372		2,560,577
Derivative Asset		211	316		8,484
Derivative Liability		1,678	1,828		916
Forward Contracts
Derivative [Line Items]
Notional amounts		294,000	422,000		2,818,700
Derivative Asset		3,506	2,732		812
Derivative Liability		$ 0	$ 0	$ 0	$ 1,466